INTERESTS IN OTHER ENTITIES (Tables)	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Schedule of Interests in Other Entities

		Group
	2024	2023
	£m	£m
Subsidiaries	—	—
Joint Ventures	289	245
0	289	245